WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.1%
Education - 9.5%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$496,823
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	494,222
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	724,994
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	924,146
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	2,000,000	2,423,506
Pennsylvania State Higher EFA Revenue:
La Salle University, Refunding	5.000%	5/1/29	1,500,000	1,532,116
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,219,210
Widener University, Series A, Refunding	4.000%	7/15/46	300,000	344,838
Widener University, Series A, Refunding	4.000%	7/15/51	2,000,000	2,287,735
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	461,301
Discovery Charter School Project	5.875%	4/1/32	450,000	454,250
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,768,673

Total Education				15,131,814

Health Care - 19.8%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,136,918
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,775,174
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	570,727
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	680,969
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	613,729
St. Luke’s University Health Network	4.000%	8/15/34	785,000	907,626

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
St. Luke’s University Health Network	4.000%	8/15/35	$500,000	$577,389
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	535,000	592,732
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/39	2,000,000	2,404,129
Penn State Health	4.000%	11/1/36	1,200,000	1,422,074
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,243,262
Penn State Health, Series 2021	5.000%	11/1/51	1,250,000	1,533,596
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,149,010
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,158,246
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,204,311
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	3,500,000	4,204,666
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	2,042,823	(a)
Philadelphia, PA, Authority for IDR, Hospital Revenue, The Children’s Hospital of Philadelphia Project, Series A, Refunding	5.000%	7/1/31	2,250,000	3,004,991
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	2,249,130

Total Health Care				31,471,502

Industrial Revenue - 1.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,215,337
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	518,003	(b)(c)(d)

Total Industrial Revenue				1,733,340

See Notes to Schedule of Investments.

2	Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 2.3%
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	$2,000,000	$2,444,439
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	298,486
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	893,869

Total Leasing				3,636,794

Local General Obligation - 14.9%
Armstrong, PA, School District, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,268,462
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,177,748
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	1,000,000	1,169,179
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	1,021,441
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,165,546
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	669,148
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,514,112
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,805,164
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,167,475
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,867,916
Wilkes-Barre Area School District, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,595,343
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,225,856

Total Local General Obligation				23,647,390

Power - 3.6%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,427,935
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,951,247
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	449,437	*(e)
Series A	5.050%	7/1/42	70,000	69,913	*(e)

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Series XX	5.250%	7/1/40	$735,000	$736,837	*(e)
Series ZZ, Refunding	5.250%	7/1/18	150,000	147,188	*(f)

Total Power				5,782,557

Pre-Refunded/Escrowed to Maturity - 5.3%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	110,000	124,544	(g)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,250,000	2,722,461	(g)
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,307,850	(g)
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	2,000,000	2,228,580	(g)

Total Pre-Refunded/Escrowed to Maturity				8,383,435

Special Tax Obligation - 3.6%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	190,000	214,636
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,444,082
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	500,000	643,713
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	185,173
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	71,627
CAB, Restructured, Series A-1	0.000%	7/1/51	1,250,000	307,831
Restructured, Series A-1	4.550%	7/1/40	50,000	57,130
Restructured, Series A-1	5.000%	7/1/58	600,000	696,034
Restructured, Series A-2	4.329%	7/1/40	330,000	372,668
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	150,000	150,363
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	365,000	365,864
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	151,234

Total Special Tax Obligation				5,660,355

State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	225,313	*(e)

See Notes to Schedule of Investments.

4	Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 21.8%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	$2,215,000	$2,317,577
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,406,406
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,747,316
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,710,326
Series B, Refunding	5.000%	12/1/46	1,500,000	1,912,375
Series C, Refunding	5.000%	12/1/46	2,000,000	2,576,530
Subordinated, Series B	4.000%	12/1/46	2,000,000	2,344,373
Subordinated, Series B	5.000%	12/1/50	2,000,000	2,551,503
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,620,777
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,744,009	(b)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,574,390	(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	754,278
Parking System Revenue	5.000%	12/15/34	1,000,000	1,226,586
Parking System Revenue	5.000%	12/15/36	1,000,000	1,222,894

Total Transportation				34,709,340

Water & Sewer - 18.1%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	297,545
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,847,724
Erie City, Erie County, PA, Water Authority, Water Revenue, Series D, BAM, Refunding	5.000%	12/1/31	1,300,000	1,678,489
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,807,834
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	1,037,999
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	941,632
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	4,152,587
Series A, Refunding	5.000%	11/1/50	1,000,000	1,261,176

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$594,256	(h)
Westmoreland County, PA, Municipal Authority Revenue:
Capital Appreciation, Series B, AGM	0.000%	8/15/30	8,830,000	7,702,019
Refunding, BAM	5.000%	8/15/42	3,000,000	3,416,174

Total Water & Sewer				28,737,435

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $146,763,456)				159,119,275

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Health Care - 0.2%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.090%	7/1/34	100,000	100,000	(i)(j)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC) - TD Bank N.A.	0.100%	12/1/34	200,000	200,000	(i)(j)
TOTAL SHORT-TERM INVESTMENTS (Cost - $300,000)				300,000

TOTAL INVESTMENTS - 100.3% (Cost - $147,063,456)				159,419,275

Liabilities in Excess of Other Assets - (0.3)%				(479,714)

TOTAL NET ASSETS - 100.0%				$158,939,561

See Notes to Schedule of Investments.

6	Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of December 31, 2021.

(f)	The maturity principal is currently in default as of December 31, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SD	— School District
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

8

Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$159,119,275	—	$159,119,275
Short-Term Investments†	—	300,000	—	300,000

Total Investments	—	$159,419,275	—	$159,419,275

†	See Schedule of Investments for additional detailed categorizations.

10